Cash Flow Information - Summary of Changes in Liabilities Arising from Financing Activities (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	₩ 16,609,795	₩ 15,064,198
Cash flows from financing activities	(2,369,757)	1,350,863
Gain or loss on foreign currency translation	1,246,696	65,524
Interest expense	5,895	4,988
Classification of liabilities held for sale	(1,067,364)
Others	189,214	124,222
Ending balance	14,614,479	16,609,795
Short-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	1,875,635	2,578,552
Cash flows from financing activities	(1,065,878)	(716,386)
Gain or loss on foreign currency translation	159,838	13,469
Ending balance	969,595	1,875,635
Long-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	13,165,351	10,964,112
Cash flows from financing activities	(726,352)	2,139,554
Gain or loss on foreign currency translation	1,051,834	50,174
Interest expense	4,203	3,271
Classification of liabilities held for sale	(1,060,592)
Others	8,236	8,240
Ending balance	12,442,680	13,165,351
Bonds [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	1,488,143	1,448,746
Cash flows from financing activities	(370,000)	35,276
Gain or loss on foreign currency translation	18,004	2,237
Interest expense	1,692	1,717
Others		167
Ending balance	1,137,839	1,488,143
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	73,364	72,788
Cash flows from financing activities	(71,008)	(73,483)
Gain or loss on foreign currency translation	16,752	(312)
Classification of liabilities held for sale	(6,772)
Others	45,639	74,371
Ending balance	57,975	73,364
Dividend payable [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	7,302
Cash flows from financing activities	(136,519)	(34,098)
Gain or loss on foreign currency translation	268	(44)
Others	135,339	41,444
Ending balance	₩ 6,390	₩ 7,302